PENSION PLANS - Changes in value for Level 3 assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes in value for Level 3 assets
Fair value of plan assets, beginning	$ 9.0	$ 8.8
Gains (losses) on assets held	0.7	(0.3)
Purchases, sales and settlements, net	0.5	0.5
Fair value of plan assets, ending	$ 10.2	$ 9.0